Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Interest expense									$ (3,309)	$ (4,104)	$ (4,907)
Income tax benefit									4,781	3,162	1,373
Net income	$ 3,199	$ 3,253	$ 3,122	$ 3,171	$ 2,270	$ 2,306	$ 2,240	$ 2,712	12,745	9,528	6,179
Comprehensive income									12,297	13,728	3,579
CBI[Member]
Condensed Financial Statements, Captions [Line Items]
Dividends from bank subsidiaries									14,226	7,339	7,888
Interest expense									(760)	(777)	(740)
Pension expense									(388)	(397)	(4,072)
Other expense, net									(1,755)	(1,150)	(952)
Income before equity in undistributed net earnings of subsidiaries									11,323	5,015	2,124
Income tax benefit									959	763	1,960
Equity in undistributed net earnings of subsidiaries									463	3,750	2,095
Net income									12,745	9,528	6,179
Comprehensive income									$ 12,297	$ 13,728	$ 3,579